Investor A C and Institutional [Member] Expense Example - Investor A C and Institutional - BlackRock Strategic Municipal Opportunities Fund of BlackRock Municipal Series Trust	May 31, 2026 USD ($)
Institutional Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 94
Expense Example, with Redemption, 3 Years	304
Expense Example, with Redemption, 5 Years	531
Expense Example, with Redemption, 10 Years	1,185
Investor A Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	534
Expense Example, with Redemption, 3 Years	778
Expense Example, with Redemption, 5 Years	1,041
Expense Example, with Redemption, 10 Years	1,791
Investor C Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	294
Expense Example, with Redemption, 3 Years	610
Expense Example, with Redemption, 5 Years	1,053
Expense Example, with Redemption, 10 Years	$ 2,079